Business Combination (Details) - Schedule of fair values of identifiable assets and liabilities - USD ($) $ in Thousands		Dec. 08, 2020		Jun. 12, 2019
Schedule of fair values of identifiable assets and liabilities [Abstract]
Cash and cash equivalents		$ 30		$ 79
Accounts receivable - trade		11		130
Accounts receivable - other		61		175
Property, plant and equipment				14
Right of use assets				405
Servers				199
Technology and supplier relations	[1]			4,651
Customer relations		515	[2]	259	[1]
Short-term loan				(24)
Accounts payable - trade		(12)		(170)
Accounts payable - other		(2)		(343)
Contract liabilities		(139)		(99)
Lease liabilities				(443)
Deferred taxes liabilities				(1,026)
Total identifiable net assets at fair value		464		3,807
Goodwill		1,269		7,356
Total purchase price		$ 1,733		$ 11,163

[1]	Technology and supplier relations and customer relations are amortized on a straight-line basis over 5 years and 7.5 years, respectively. Goodwill primarily represented the value of expected synergies arising from the acquisition, as well as assembled workforce, and was allocated entirely to the IPPN services segment.
[2]	Customer relations are amortized on a straight-line basis over 7 years. Goodwill primarily represented the value of assembled workforce and is part of the IPPN services segment.